Loans	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
Loans

30. Loans

	December 31,	December 31,
	2023	2022
Convertible loan February 2022	-	4,898,377
Loans with warrants	-	871,420
Short-term loan from related party	-	100,000
	-	5,869,797

Convertible loan agreements

	December 31,	December 31,
	2023	2022
As of January 1	4,898,377	-
Gross proceeds at disbursement date	2,500,000	5,000,000
Embedded derivative, separated	(435,023)	(449,898)
Transaction costs allocated to host	-	(10,236)
Carrying amount at initial recognition	6,963,354	4,539,866
Repayment in cash	(285,562)	-
Converted principal amount	(7,214,438)	-
Accrued interest	-	447,945
Amortization	536,646	358,511
Total	-	5,346,322
Accrued interest balance of December 31	-	447,945
Convertible loan balance of December 31	-	4,898,377

On April 13, 2023, the Company and FiveT IM entered into an amendment to the 2022 FiveT Loan (see below), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate of 217,050 common shares at an average conversion price of $28.95 per share (CHF 25.69 per share). As a result, the 2022 FiveT Loan is no longer outstanding and has been terminated. The fair value of the embedded derivative in the 2022 FiveT Loan as of December 31, 2022, was zero. The amendment of the conversion price and the revaluation before conversion resulted in a revaluation loss from derivative financial instruments of CHF 181,258 recognized in profit and loss.

On May 1, 2023, the Company entered into a convertible loan agreement with FiveT IM, pursuant to which FiveT IM has agreed to loan to the Company CHF 2,500,000, which bears interest at the rate of 10% per annum and matures 22 months from May 4, 2023 (the “2023 FiveT Loan”). FiveT IM had the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 28.40 per common share. Further, FiveT IM received warrants to purchase an aggregate of 81,274 common shares at an exercise price of CHF 30.76 per common share, which could be exercised for up to five years.

Commencing 60 days after May 4, 2023 the Company had to repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at the Company’s discretion, may be paid at any time during the month either in: (i) cash plus 3% or (ii) common shares, or a combination of both. Such shares are priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date.

On December 28, 2022, we entered into two separate loan agreements with two private investors (“Private Lenders”), as amended, pursuant to which Private Lenders have agreed to loan to the Company an aggregate of CHF 350,000, which loans bear interest at the rate of 5% per annum and was to mature as of May 30, 2023. The Company agreed to grant to the Private Lenders warrants to purchase an aggregate 2,359 common shares. The warrants are exercisable at an exercise price of CHF 89.02 per share for up to five years from the date of issuance. On May 12, 2023, the Company and the Private Lenders entered into an amendment to the loan agreement, which extended the maturity date of the loan from May 31, 2023 to July 31, 2023 and lowered the strike price for the Warrants attached to the loan to CHF 17.62 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on the trading day preceding the date of the amendment. The loan was repaid on July 14, 2023.

The loans with warrants are classified as a hybrid contract containing a host that is a financial liability and embedded derivatives (warrants) separated from the host. The embedded derivatives are classified as an equity component as they may be settled by the company exchanging a fixed amount of cash for a fixed number of its own equity instruments. The embedded derivatives are valued at initial recognition applying a Black-Scholes option pricing model. The valuation is based on input parameters, classified as Level 3. The fair value of the embedded derivative at initial recognition amounted to CHF 48,185 and was directly recognized in equity. The initial fair value of the liability component was derived by subtracting the fair value of the equity component from the nominal value of the loan. The host is subsequently carried at amortized cost, as of December 31, 2022, the carrying amount of the host amounted to CHF 305,873 and is included in the balance sheet under current liabilities.

On September 9, 2022, the Company entered into a loan agreement with FiveT Investment Management Ltd. (“FiveT IM”), Dominik Lysek and Thomas Meyer, the Company’s CEO (the “Lenders”), pursuant to which the Lenders have agreed to loan to the Company an aggregate of CHF 600,000.00 (the “September 2022 Loan Agreement”), which loan bears interest at the rate of 5% per annum and matures as of March 31, 2023. The Company agreed to issue to the Lenders warrants to purchase an aggregate 2,085 common shares. Such warrants became exercisable immediately at an exercise price of CHF 144.00 per share, may be exercised up to five years from the date of issuance and may be exercised on a cashless basis in certain circumstances specified therein. Mr. Meyer lent CHF 200,000 of the total principal amount.

On May 12, 2023, the Company and the Lenders entered into an amendment to the loan agreement, which extended the maturity date of the loan from May 31, 2023 to July 31, 2023, introduced a right for Lenders to convert the loan into common shares of the Company at CHF 22.40 per common share, which is the Swiss Franc equivalent of 120% of the mean daily trading volume weighted average price for common shares on the NASDAQ stock exchange on the 20 trading days preceding the date of the amendment, and a right for the Company to repay the loan in common shares of the Company priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date, and lowered the strike price for the Warrants attached to the loan to CHF 17.62 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on trading day preceding the date of the amendment. The loan was repaid on July 14, 2023.

The loan with warrants is classified as a hybrid contract containing a host that is a financial liability and embedded derivatives (warrants) separated from the host. The embedded derivatives are classified as an equity component as they may be settled by the company exchanging a fixed amount of cash for a fixed number of its own equity instruments. The embedded derivatives are valued at initial recognition applying a Black-Scholes option pricing model. The valuation is based on input parameters, classified as Level 3. The fair value of the embedded derivative at initial recognition amounted to CHF 86,744 and was directly recognized in equity. The initial fair value of the liability component was derived by subtracting the fair value of the equity component from the nominal value of the loan. The host is subsequently carried at amortized cost, as of December 31, 2022, the carrying amount of the host amounted to CHF 561,062 and is included in the balance sheet under current liabilities.

On February 4, 2022, the Company entered into a convertible loan agreement with FiveT IM. The convertible loan of CHF 5.0 million, as amended (the “2022 FiveT Loan”) carried interest at the rate of 10% per annum and was to mature on May 31, 2023. FiveT IM had the right to convert all or part of the 2022 FiveT Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.9% of the common shares at any time. On April 13, 2023, the Company and FiveT IM entered into an amendment to the 2022 FiveT Loan (the “2022 FiveT Loan Amendment”), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire FiveT Loan into an aggregate of 217,051 common shares at an average conversion price of $28.95 per share. As a result, the FiveT Loan is no longer outstanding and has been terminated.

The FiveT Loan was classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives are initially valued by an independent consultant, applying a simulation-based valuation approach. The valuation of the embedded financial derivatives is based on input parameters, classified as Level 3. One of the significant inputs is the historical volatility of the Company’s common shares. The underlying share price development has been simulated based on a Geometric Brownian Motion (GBM). In accordance with the GBM definition, a normalized, sustainable level of volatility was applied. The normalized volatility used at initial recognition was 90.7%, over a lookback period of 12 months. Other significant assumptions relate to the expected exercise date, the expected execution date, the calculation of the repayment amount, as well as assumptions with regards to the early repayment trigger and to the conversion option in Altamira shares. The embedded derivatives of the convertible loan are closely related to each other and are therefore accounted for as a single instrument (i.e., a compound derivative). Due to the conversion based on market share price, the conversion right may result in a variable number of conversion shares and the embedded derivatives are therefore classified as a financial liability.

As of December 31, 2022, the carrying amount of the host for the unconverted outstanding loan amounted to CHF 4,898,377 and is included in the balance sheet under current liabilities. The fair value of the embedded derivatives amounted to CHF 0 (at initial recognition February 8, 2022: CHF 449,898). A revaluation gain related to fair value measurement of embedded derivatives of CHF 449,898 as well as effective interest expenses and transaction costs of CHF 807,593 in total were recorded in profit or loss.